Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000205376
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Covered Call ETF
Trading Symbol	XYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xyld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xyld/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 BuyWrite Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is comprised of two parts: (1) all the equity securities in the S&P 500 Index (the "Reference Index") in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 17.72%, while the Secondary Index increased by 18.52%. The Fund had a net asset value of $38.18 per share on October 31, 2023, and ended the reporting period with a net asset value of $40.88 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10%, respectively. The worst performers were Super Micro Computer, Inc and Walgreens Boots Alliance, Inc., which returned -72.76% and -51.75%, respectively.

During the reporting period, the equity markets experienced fluctuations influenced by many macroeconomic factors such as interest rate changes and inflationary pressures. In light of these macroeconomic fluctuations, the Fund’s at-the-money covered call strategy produced income, ultimately delivering positive returns. However, the covered call strategy capped potential upside participation during strong rallies by underlying constituents, particularly in the Technology sector, mitigating the Fund’s positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Covered Call ETFFootnote Reference**	S&P 500 Index (TR)	Cboe S&P 500 BuyWrite Index^
Oct/14	$10,000	$10,000	$10,000
Oct/15	$10,182	$10,520	$10,126
Oct/16	$10,522	$10,994	$10,407
Oct/17	$12,305	$13,593	$12,100
Oct/18	$12,917	$14,591	$12,768
Oct/19	$14,001	$16,681	$14,051
Oct/20	$12,962	$18,301	$13,105
Oct/21	$16,938	$26,155	$17,239
Oct/22	$15,122	$22,334	$15,521
Oct/23	$16,098	$24,599	$16,649
Oct/24	$18,951	$33,950	$19,733

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X S&P 500® Covered Call ETFFootnote Reference**	17.72%	6.24%	6.60%
S&P 500 Index (TR)	38.02%	15.27%	13.00%
Cboe S&P 500 BuyWrite Index^	18.52%	7.03%	7.03%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,778,298,455
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 17,024,620
InvestmentCompanyPortfolioTurnover	3.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,778,298,455	504	$17,024,620	3.83%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.6%
Materials	2.2%
Real Estate	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	5.8%
Industrials	8.6%
Communication Services	9.2%
Consumer Discretionary	10.1%
Health Care	11.2%
Financials	13.4%
Information Technology	31.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.2%
NVIDIA	6.8%
Microsoft	6.3%
Amazon.com	3.6%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.7%
Berkshire Hathaway, Cl B	1.7%
Broadcom	1.6%
Tesla	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xyld/
C000205375
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Covered Call ETF
Trading Symbol	QYLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X NASDAQ 100® Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qyld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qyld/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Covered Call ETF	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe NASDAQ-100 BuyWrite V2 Index (“Secondary Index”).

The Cboe NASDAQ-100 BuyWrite V2 Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100® Index (“Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 21.73%, while the Secondary Index increased 22.52%. The Fund had a net asset value of $16.60 per share on October 31, 2023 and ended the reporting period with a net asset value of $17.96 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Constellation Energy Corporation, which returned 225.65% and 134.68% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -63.47% and -45.16%, respectively.

The Fund recorded positive returns during the reporting period, driven by the option premiums attained operating its covered call strategy. The Reference Index experienced positive performance due to strong returns of constituents in the semiconductor industry, particularly from those exposed to artificial intelligence and data center growth. Additionally, robust consumer demand for electronics and gaming devices boosted sales for companies in the Reference Index. Increased enterprise spending on cloud computing infrastructure lifted revenues and the continued global shift towards 5G wireless technology created tailwinds for firms supplying critical components. Constituents in the Reference Index also benefited from healthy IT budgets, which supported demand for software and services. Despite an overall positive performance recorded by the Reference Index, various market factors led to increased volatility. Geopolitical tensions created uncertainties around trade policies, market access, and global prosperity. Inflationary pressures and changing interest rates also resulted in volatility. This heightened volatility in the Reference Index during the reporting period helped drive option premiums attained by the Fund, which contributed to the Fund’s positive performance. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 50.23% and Communication Services at 15.57%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X NASDAQ 100® Covered Call ETFFootnote Reference**	S&P 500 Index (TR)*	NASDAQ -100 Index (USD)	Cboe NASDAQ-100 BuyWrite V2 Index^
Oct/14	$10,000	$10,000	$10,000	$10,000
Oct/15	$10,752	$10,520	$11,314	$10,786
Oct/16	$11,079	$10,994	$11,836	$11,247
Oct/17	$13,188	$13,593	$15,586	$13,516
Oct/18	$14,169	$14,591	$17,561	$14,623
Oct/19	$15,500	$16,681	$20,606	$16,312
Oct/20	$15,533	$18,301	$28,440	$16,565
Oct/21	$19,244	$26,155	$41,075	$20,616
Oct/22	$15,552	$22,334	$29,794	$16,727
Oct/23	$18,027	$24,599	$37,972	$19,516
Oct/24	$21,944	$33,950	$52,853	$23,911

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X NASDAQ 100® Covered Call ETFFootnote Reference**	21.73%	7.20%	8.18%
S&P 500 Index (TR)*	38.02%	15.27%	13.00%
NASDAQ -100 Index (USD)	39.19%	20.73%	18.12%
Cboe NASDAQ-100 BuyWrite V2 Index^	22.52%	7.95%	9.11%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 8,110,940,920
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 48,113,519
InvestmentCompanyPortfolioTurnover	21.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,110,940,920	102	$48,113,519	21.54%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-1.2%
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.5%
Industrials	4.6%
Health Care	6.0%
Consumer Staples	6.0%
Consumer Discretionary	13.5%
Communication Services	16.6%
Information Technology	50.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.9%
NVIDIA	8.5%
Microsoft	7.9%
Broadcom	5.3%
Meta Platforms, Cl A	5.1%
Amazon.com	5.1%
Tesla	3.1%
Alphabet, Cl A	2.6%
Costco Wholesale	2.6%
Alphabet, Cl C	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qyld/
C000210451
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 Covered Call ETF
Class Name	Global X Russell 2000 Covered Call ETF
Trading Symbol	RYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Russell 2000 Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ryld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ryld/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call ETF	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 BuyWrite Index (the “Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a theoretical portfolio that holds a portfolio of stocks included in the Russell 2000 Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 12.30%, while the Secondary Index increased 13.26%. The Fund had a net asset value of $16.10 per share on October 31, 2023 and ended the reporting period with a net asset value of $16.03 on October 31, 2024.

During the reporting period, the highest returns came from Avidity Biosciences Inc and Alpine Immune Sciences, Inc., which returned 644.27% and 534.47% respectively. The worst performers were Fisker Inc Class A and Tingo Group, Inc., which returned -98.81% and -97.44%, respectively.

During the reporting period, the Fund recorded positive performance driven by the option premiums collected from the ATM covered call strategy. An increasingly dovish stance on interest rates by the Federal Reserve toward the tail end of the reporting period proved to be beneficial for many small-capitalization companies, particularly those that have high levels of debt and capital expenditures. These factors, combined with the Fund’s covered call strategy, contributed to the overall positive performance during the reporting period. However, the Fund’s covered call strategy capped its upside participation in the Secondary Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Russell 2000 Covered Call ETF - $12232	S&P 500 Index (TR)* - $21534	Cboe Russell 2000 BuyWrite Index - $12756	Russell 2000 Index (USD) - $15101
Apr/19	$10000	$10000	$10000	$10000
Oct/19	$10599	$10581	$10690	$10041
Oct/20	$9626	$11608	$9807	$10028
Oct/21	$13363	$16590	$13692	$15122
Oct/22	$11735	$14166	$12100	$12318
Oct/23	$10892	$15603	$11263	$11263
Oct/24	$12232	$21534	$12756	$15101

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Russell 2000 Covered Call ETF	12.30%	2.91%	3.70%
S&P 500 Index (TR)*	38.02%	15.27%	14.84%
Cboe Russell 2000 BuyWrite Index	13.26%	3.60%	4.49%
Russell 2000 Index (USD)	34.07%	8.50%	7.72%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,409,648,364
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 7,810,225
InvestmentCompanyPortfolioTurnover	105.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,409,648,364	8	$7,810,225	105.44%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-1.1%
Rights	0.0%
Exchange Traded Funds	101.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	101.1%
CinCor Pharma CVR	0.0%
Inhibrx CVR	0.0%
Novartis CVR	0.0%
Cartesian Therapeutics CVR	0.0%
OmniAb CVR	0.0%
OmniAb CVR	0.0%
Written Option - Russell 2000 Index, $2,280, 11/15/24	-1.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ryld/
C000221195
Shareholder Report [Line Items]
Fund Name	Global X Nasdaq 100<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Covered Call & Growth ETF
Trading Symbol	QYLG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Nasdaq 100® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq 100® Covered Call & Growth ETF	$53	0.46%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe NASDAQ 100 Half BuyWrite V2 Index (USD) (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is a benchmark index that measures the performance of a theoretical portfolio that owns the portfolio of stocks included in the NASDAQ-100® Index ("Reference Index"), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 30.15%, while the Secondary Index increased 30.84%. The Fund had a net asset value of $26.07 per share on October 31, 2023, and ended the reporting period with a net asset value of $31.89 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Constellation Energy Corporation, which returned 225.65% and 134.68% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -63.47% and -45.16%, respectively.

The Fund recorded positive returns during the reporting period, driven by several key factors. The Technology sector, a significant component of the Reference Index, experienced robust growth. Notably, artificial intelligence advancements led to increased demand for semiconductor chips and cloud computing services. The Consumer Discretionary sector also contributed positively, with e-commerce giants seeing strong sales growth. Additionally, the Fund's covered call strategy generated income through option premiums, providing a buffer against market volatility. Also, the Federal Reserve's dovish stance on interest rates toward the tail end of the reporting period boosted investor confidence, leading to increased market participation towards the end of the reporting period. These factors combined to contribute to the Fund’s positive performance during the reporting period. During the reporting period, by sector allocation, the Fund had the highest exposure to Information Technology at 50.30% and Communication Services at 15.60%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Nasdaq 100® Covered Call & Growth ETF - $16180	S&P 500 Index (TR)* - $18301	NASDAQ -100 Index (USD) - $18792	Cboe Nasdaq 100 Half BuyWrite V2 Index (net) - $16571
Sep/20	$10000	$10000	$10000	$10000
Oct/20	$10040	$9865	$10112	$10036
Oct/21	$13395	$14099	$14604	$13485
Oct/22	$10238	$12039	$10593	$10362
Oct/23	$12431	$13260	$13501	$12665
Oct/24	$16180	$18301	$18792	$16571

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Nasdaq 100® Covered Call & Growth ETF	30.15%	12.39%
S&P 500 Index (TR)*	38.02%	15.80%
NASDAQ -100 Index (USD)	39.19%	16.54%
Cboe Nasdaq 100 Half BuyWrite V2 Index (net)	30.84%	13.04%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 104,271,160
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 502,988
InvestmentCompanyPortfolioTurnover	14.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$104,271,160	102	$502,988	14.82%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.6%
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Utilities	1.4%
Materials	1.5%
Industrials	4.5%
Health Care	6.0%
Consumer Staples	5.9%
Consumer Discretionary	13.5%
Communication Services	16.5%
Information Technology	50.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.9%
NVIDIA	8.4%
Microsoft	7.8%
Broadcom	5.3%
Meta Platforms, Cl A	5.1%
Amazon.com	5.1%
Tesla	3.1%
Alphabet, Cl A	2.6%
Costco Wholesale	2.6%
Alphabet, Cl C	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://www.globalxetfs.com/funds/qylg or upon request at 1-888-493-8631.

Effective April 11, 2024, the Annual Fund Operating Expenses for the Fund were changed to reflect a reduction to the Management Fee from 0.60% to 0.35%.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qylg/
C000221194
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Covered Call & Growth ETF
Trading Symbol	XYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call & Growth ETF	$52	0.46%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Half BuyWrite Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is a benchmark index that measures the performance of a theoretical portfolio that owns the portfolio of stocks included in the S&P 500 Index ("Reference Index"), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 27.47%, while the Secondary Index increased 28.08%. The Fund had a net asset value of $26.07 per share on October 31, 2023 and ended the reporting period with a net asset value of $31.71 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -72.76% and -51.75%, respectively.

The Fund recorded positive returns during the reporting period, largely due to broader market growth in the United States. The robust performance of large-capitalization technology stocks within the Reference Index significantly contributed to the Fund's gains. These companies, which form a substantial portion of the Reference Index, benefited from increased demand for digital services and cloud computing solutions. Although the Fund's covered call strategy generated income through option premiums, providing a buffer against market volatility, the strategy minimized a portion of the upside participation in market rallies. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 30.35% and Financials at 12.90%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Covered Call & Growth ETF - $15995	S&P 500 Index (TR) - $18301	Cboe S&P 500 Half BuyWrite Index (net) - $16465
Sep/20	$10000	$10000	$10000
Oct/20	$9840	$9865	$9805
Oct/21	$13297	$14099	$13458
Oct/22	$11618	$12039	$11816
Oct/23	$12549	$13260	$12855
Oct/24	$15995	$18301	$16465

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Covered Call & Growth ETF	27.47%	12.07%
S&P 500 Index (TR)	38.02%	15.80%
Cboe S&P 500 Half BuyWrite Index (net)	28.08%	12.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 59,295,043
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 295,848
InvestmentCompanyPortfolioTurnover	3.25%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,295,043	504	$295,848	3.25%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.3%
Materials	2.2%
Real Estate	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	5.8%
Industrials	8.5%
Communication Services	9.2%
Consumer Discretionary	10.1%
Health Care	11.2%
Financials	13.4%
Information Technology	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.1%
NVIDIA	6.8%
Microsoft	6.3%
Amazon.com	3.6%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.7%
Berkshire Hathaway, Cl B	1.7%
Broadcom	1.6%
Tesla	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://www.globalxetfs.com/funds/xylg or upon request at 1-888-493-8631.

Effective April 11, 2024, the Annual Fund Operating Expenses for the Fund were changed to reflect a reduction to the Management Fee from 0.60% to 0.35%.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xylg/
C000228848
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Risk Managed Income ETF
Trading Symbol	QRMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X NASDAQ 100® Risk Managed Income ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qrmi/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qrmi/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Risk Managed Income ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ-100 Monthly Net Credit Collar 95-100 Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk managed income strategy that holds the underlying stocks of the NASDAQ 100® Index ("Reference Index") and applies an options collar strategy consisting of a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 14.48%, while the Secondary Index increased 15.66%. The Fund had a net asset value of $16.64 per share on October 31, 2023 and ended the reporting period with a net asset value of $16.89 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Constellation Energy Corporation, which returned 225.65% and 134.68% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -63.47% and -45.16%, respectively.

During the reporting period, the Fund recorded positive performance. Growth in artificial intelligence, cloud computing, and semiconductors were some of many major factors resulting in broader market growth during the reporting period, particularly in the Technology sector, which is well represented in the Reference Index. While the Fund’s option writing strategy does not allow it to directly participate in the upward performance of the underlying constituents, its net-credit collar strategy still resulted in an overall positive performance. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 50.25% and Communication Services at 15.49%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X NASDAQ 100® Risk Managed Income ETF - $9731	S&P 500 Index (TR)* - $13325	NASDAQ -100 Index (USD) - $13282	NASDAQ-100 Monthly Net Credit Collar 95-100 Index - $9821
Aug/21	$10000	$10000	$10000	$10000
Oct/21	$9931	$10266	$10323	$9889
Oct/22	$8219	$8766	$7488	$8196
Oct/23	$8500	$9655	$9543	$8491
Oct/24	$9731	$13325	$13282	$9821

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Risk Managed Income ETF	14.48%	-0.85%
S&P 500 Index (TR)*	38.02%	9.43%
NASDAQ -100 Index (USD)	39.19%	9.32%
NASDAQ-100 Monthly Net Credit Collar 95-100 Index	15.66%	-0.57%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 17,392,123
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 82,776
InvestmentCompanyPortfolioTurnover	8.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$17,392,123	105	$82,776	8.02%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-1.2%
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Purchased Options	1.0%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.9%
Consumer Staples	5.9%
Consumer Discretionary	13.5%
Communication Services	16.4%
Information Technology	49.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.8%
NVIDIA	8.4%
Microsoft	7.8%
Broadcom	5.2%
Meta Platforms, Cl A	5.1%
Amazon.com	5.0%
Tesla	3.1%
Alphabet, Cl A	2.6%
Costco Wholesale	2.6%
Alphabet, Cl C	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qrmi/
C000228854
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Risk Managed Income ETF
Trading Symbol	XRMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Risk Managed Income ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xrmi/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xrmi/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Risk Managed Income ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Risk Managed Income Index (“Secondary Index”).

The Secondary Index measures the performance of a risk managed income strategy that holds the underlying stocks of the S&P 500 Index ("Reference Index") and applies an options collar strategy which is a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondrary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 14.10%, while the Secondary Index increased 14.94%. The Fund had a net asset value of $18.56 per share on October 31, 2023, and ended the reporting period with a net asset value of $18.78 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned –72.76% and –51.75%, respectively.

During the reporting period, the Fund recorded positive performance. The positive performance can be attributed to the Fund’s net-credit collar strategy which involved an ATM covered call component and a long 5% OTM put option component. Ultimately, the positive performance was driven by the premiums generated from the ATM covered calls in excess of the premiums spent on the put options. While the Reference Index experienced overall positive performance during the reporting period, the put options component of the Fund’s strategy effectively mitigated downside volatility. Positive performance displayed by the Reference Index also effectively buoyed the Fund during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 30.28% and Financials at 12.88%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Risk Managed Income ETF - $10095	S&P 500 Index (TR) - $13325	Cboe S&P 500 Risk Managed Income Index - $10291
Aug/21	$10000	$10000	$10000
Oct/21	$10160	$10266	$10182
Oct/22	$8901	$8766	$8939
Oct/23	$8847	$9655	$8954
Oct/24	$10095	$13325	$10291

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Risk Managed Income ETF	14.10%	0.30%
S&P 500 Index (TR)	38.02%	9.43%
Cboe S&P 500 Risk Managed Income Index	14.94%	0.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 39,446,051
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 199,961
InvestmentCompanyPortfolioTurnover	3.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$39,446,051	507	$199,961	3.08%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-0.6%
Purchased Options	0.9%
Materials	2.2%
Real Estate	2.3%
Utilities	2.5%
Energy	3.3%
Consumer Staples	5.8%
Industrials	8.5%
Communication Services	9.1%
Consumer Discretionary	10.0%
Health Care	11.1%
Financials	13.3%
Information Technology	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.1%
NVIDIA	6.8%
Microsoft	6.2%
Amazon.com	3.6%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.7%
Berkshire Hathaway, Cl B	1.7%
Broadcom	1.6%
Tesla	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xrmi/
C000234113
Shareholder Report [Line Items]
Fund Name	Global X Dow 30<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Covered Call ETF
Trading Symbol	DJIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Dow 30® Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/djia/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/djia/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DJIA Cboe BuyWrite v2 Index ("Secondary Index").

The Secondary Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Dow Jones Industrial Average Index (USD) (the “Reference Index”) and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 13.86%, while the Secondary Index increased 14.79%. The Fund had a net asset value of $20.89 per share on October 31, 2023 and ended the reporting period with a net asset value of $22.23 on October 31, 2024.

During the reporting period, the highest returns came from American Express Company and Goldman Sachs Group, Inc., which returned 87.16% and 75.21% respectively. The worst performers were Intel Corporation and NIKE, Inc., which returned -40.04% and -23.79%, respectively.

During the reporting period, the Fund recorded positive performance driven by the option premiums attained by the Fund’s covered call strategy. Low unemployment rates boosted consumer confidence, resulting in increased spending, which in turn supported the financials of companies in the Reference Index. Easing inflation, and other positive economic indicators resulted in the U.S. Federal Reserve's rate cut in September 2024, which helped the broader market and improved investor sentiment. Additionally, underlying healthcare-related constituents in the Reference Index saw gains due to continued demand for medical services and pharmaceutical innovations. Technological advancements and increased digital transformation efforts directly benefited the Technology sector, which is well represented in the Reference Index. Similarly, the Industrials sector experienced growth due to increased infrastructure spending and manufacturing activity. These factors, combined with income from options premiums contributed to the Fund’s overall positive returns during the reporting period, though the Fund's covered call strategy limited potential upside participation. During the reporting period, by sector, the Fund had the highest exposure to Financials at 22.29% and Information Technology at 19.26%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Dow 30® Covered Call ETF - $11436	S&P 500 Index (TR)* - $14082	DJIA Index (TR) (USD) - $13317	DJIA CBOE BuyWrite v2 Index - $11731
Feb/22	$10000	$10000	$10000	$10000
Oct/22	$9723	$9264	$10018	$9802
Oct/23	$10044	$10203	$10335	$10220
Oct/24	$11436	$14082	$13317	$11731

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Dow 30® Covered Call ETF	13.86%	5.12%
S&P 500 Index (TR)*	38.02%	13.58%
DJIA Index (TR) (USD)	28.85%	11.25%
DJIA CBOE BuyWrite v2 Index	14.79%	6.12%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 90,715,220
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 512,003
InvestmentCompanyPortfolioTurnover	6.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$90,715,220	31	$512,003	6.14%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-1.4%
Materials	0.8%
Communication Services	2.2%
Energy	2.4%
Consumer Staples	5.0%
Industrials	13.7%
Consumer Discretionary	15.1%
Health Care	18.3%
Information Technology	19.2%
Financials	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
UnitedHealth Group	9.0%
Goldman Sachs Group	8.3%
Microsoft	6.5%
Home Depot	6.3%
Caterpillar	6.0%
Amgen	5.1%
McDonald's	4.7%
Salesforce	4.6%
Visa, Cl A	4.6%
American Express	4.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/djia/
C000238169
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 Covered Call & Growth ETF
Class Name	Global X Russell 2000 Covered Call & Growth ETF
Trading Symbol	RYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Russell 2000 Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call & Growth ETF	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 Half BuyWrite Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Russell 2000 Index (“Reference Index”) and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 23.12%, while the Secondary Index increased 23.67%. The Fund had a net asset value of $22.38 per share on October 31, 2023 and ended the reporting period with a net asset value of $25.65 on October 31, 2024.

During the reporting period, the highest returns came from Vanguard Russell 2000 ETF and Global X Russell 2000 ETF, which returned 23.45% and 9.27% respectively.

During the reporting period, the Fund recorded positive performance, driven by several key factors within the small-capitalization equity market. Increased infrastructure spending and a resurgence in manufacturing activity resulted in the robust performance of industrial companies within the Reference Index. Similarly, the Technology sector, particularly software and semiconductor companies, benefited from advancements in artificial intelligence and cloud computing. Lastly, the healthcare sector, specifically biotechnology and medical device companies, saw positive momentum due to breakthrough innovations and increased healthcare spending. Additionally, the Fund's covered call strategy moderated volatility while generating income through option premiums, which contributed to the Fund’s overall positive return.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Russell 2000 Covered Call & Growth ETF - $11663	S&P 500 Index (TR)* - $15541	Russell 2000 Index (USD) - $12757	Cboe Russell 2000 Half BuyWrite Index - $11759
Oct/22	$10000	$10000	$10000	$10000
Oct/22	$10314	$10223	$10406	$10298
Oct/23	$9473	$11260	$9515	$9509
Oct/24	$11663	$15541	$12757	$11759

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Russell 2000 Covered Call & Growth ETF	23.12%	7.69%
S&P 500 Index (TR)*	38.02%	23.65%
Russell 2000 Index (USD)	34.07%	12.44%
Cboe Russell 2000 Half BuyWrite Index	23.67%	8.12%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,413,345
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 31,390
InvestmentCompanyPortfolioTurnover	96.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,413,345	3	$31,390	96.85%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Options	-0.6%
Exchange Traded Funds	100.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	100.4%
Written Option - Russell 2000 Index, $2,280, 11/15/24	-0.5%
Written Option - Cboe Mini-Russell 2000 Index, $228, 11/15/24	-0.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://www.globalxetfs.com/funds/rylg or upon request at 1-888-493-8631.

Effective April 11, 2024, the Annual Fund Operating Expenses for the Fund were changed to reflect a reduction to the Management Fee from 0.60% to 0.35% and a change in the expense limitation amount from 0.60% to 0.35%.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rylg/
C000234110
Shareholder Report [Line Items]
Fund Name	Global X Financials Covered Call & Growth ETF
Class Name	Global X Financials Covered Call & Growth ETF
Trading Symbol	FYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Financials Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/fylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/fylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Financials Covered Call & Growth ETF	$63	0.55%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Financial Select Sector Half BuyWrite Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Financial Select Sector Index (TR) (USD) (the “Reference Index”). The Reference Index “writes” (or sells) a succession of one-month at-the-money covered call options on the Financial Select Sector SPDR Fund (the “Reference Fund”), or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby representing a partially covered call strategy.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 30.17%, while the Secondary Index increased 31.76%. The Fund had a net asset value of $22.30 per share on October 31, 2023, and ended the reporting period with a net asset value of $27.56 on October 31, 2024.

During the reporting period, the highest returns came from Synchrony Financial and Fifth Third Bancorp, which returned 100.06% and 91.29% respectively. The worst performers were Erie Indemnity Company Class A and Globe Life Inc., which returned -13.64% and -8.41%, respectively.

During the reporting period, the Fund recorded positive performance. The robust performance of large banks and financial institutions had a positive impact on the Fund's performance. These institutions benefited from higher interest rates, which expanded their net interest margins and boosted profitability. Strong consumer spending also contributed positively as it led to increased demand for various financial services and products. Lastly, the growth in digital banking and fintech provided a positive tailwind for many companies in the Fund's portfolio, as financial institutions invested heavily in technology to improve their services and operational efficiency. Investors in the Fund also benefited from the covered call strategy which generated income from options premiums.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Financials Covered Call & Growth ETF - $12314	S&P 500 Index (TR)* - $14878	Cboe S&P Financial Select Sector Half BuyWrite Index - $12607	Financial Select Sector Index (TR) (USD) - $11681
Nov/22	$10000	$10000	$10000	$10000
Oct/23	$9460	$10780	$9569	$9309
Oct/24	$12314	$14878	$12607	$11681

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Financials Covered Call & Growth ETF	30.17%	11.29%
S&P 500 Index (TR)*	38.02%	22.66%
Cboe S&P Financial Select Sector Half BuyWrite Index	31.76%	12.65%
Financial Select Sector Index (TR) (USD)	46.35%	17.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,583,090
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 14,366
InvestmentCompanyPortfolioTurnover	3.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,583,090	74	$14,366	3.32%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.4%
Financials	46.7%
Exchange Traded Funds	53.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Financial Select Sector SPDR Fund	53.6%
Berkshire Hathaway, Cl B	6.0%
JPMorgan Chase	4.6%
Visa, Cl A	3.5%
Mastercard, Cl A	3.0%
Bank of America	2.0%
Wells Fargo	1.6%
Goldman Sachs Group	1.2%
S&P Global	1.1%
American Express	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/fylg/
C000234111
Shareholder Report [Line Items]
Fund Name	Global X Health Care Covered Call & Growth ETF
Class Name	Global X Health Care Covered Call & Growth ETF
Trading Symbol	HYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Health Care Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/hylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/hylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Health Care Covered Call & Growth ETF	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Health Care Select Sector Half BuyWrite Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Health Care Select Sector Index (TR) (USD) (“Reference Index”). The Index “writes” (or sells) a succession of one-month at-the-money covered call options on the Health Care Select Sector SPDR Fund (“Reference Fund”), or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby representing a partially covered call strategy.

For the 12-month period ended October 31, 2024 (the "reporting period"), the Fund increased 15.20%, while the Secondary Index increased 16.31%. The Fund had a net asset value of $23.42 per share on October 31, 2023 and ended the reporting period with a net asset value of $25.19 on October 31, 2024.

During the reporting period, the highest returns came from Intuitive Surgical, Inc. and DaVita Inc., which returned 92.14% and 81.03% respectively. The worst performers were Humana Inc. and Moderna, Inc., which returned -50.29% and -28.44%, respectively.

During the reporting period, the Fund recorded positive performance. Growth in telemedicine and digital health solutions continued as healthcare providers increasingly adopted remote care technologies. Medical device manufacturers also experienced an increased demand for their products as elective procedures increased and hospitals upgraded their equipment. These factors, combined with the Fund's covered call strategy which generated additional income through option premiums, contributed to the overall positive performance during the reporting period. However, the Fund's covered call strategy capped some potential upside participation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Health Care Covered Call & Growth ETF - $11284	S&P 500 Index (TR)* - $14878	Cboe S&P Health Care Select Sector Half BuyWrite Index - $11368	Health Care Select Sector Index (TR) (USD) - $10999
Nov/22	$10000	$10000	$10000	$10000
Oct/23	$9795	$10780	$9774	$9409
Oct/24	$11284	$14878	$11368	$10999

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Health Care Covered Call & Growth ETF	15.20%	6.41%
S&P 500 Index (TR)*	38.02%	22.66%
Cboe S&P Health Care Select Sector Half BuyWrite Index	16.31%	6.81%
Health Care Select Sector Index (TR) (USD)	19.91%	6.40%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,771,327
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 15,357
InvestmentCompanyPortfolioTurnover	2.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,771,327	64	$15,357	2.34%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.1%
Health Care	47.3%
Exchange Traded Funds	52.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Health Care Select Sector SPDR Fund	52.7%
Eli Lilly	5.7%
UnitedHealth Group	4.6%
Johnson & Johnson	3.4%
AbbVie	3.2%
Merck	2.3%
Thermo Fisher Scientific	1.8%
Abbott Laboratories	1.7%
Intuitive Surgical	1.6%
Amgen	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/hylg/
C000234112
Shareholder Report [Line Items]
Fund Name	Global X Information Technology Covered Call & Growth ETF
Class Name	Global X Information Technology Covered Call & Growth ETF
Trading Symbol	TYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Information Technology Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/tylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/tylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Information Technology Covered Call & Growth ETF	$63	0.55%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Technology Select Sector Half BuyWrite Index. (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Information Technology Select Sector Index (TR) (USD) (“Reference Index”). The Secondary Index “writes” (or sells) a succession of one-month at-the- money covered call options on the Information Technology Select Sector SPDR® Fund, or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, creating a partially covered call strategy.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 27.98%, while the Secondary Index increased 29.38%. The Fund had a net asset value of $28.86 per share on October 31, 2023 and ended the reporting period with a net asset value of $32.36 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Fair Isaac Corporation, which returned 225.65% and 135.63% respectively. The worst performers were Super Micro Computer, Inc. and Intel Corporation, which returned -72.76% and -40.04%, respectively.

During the reporting period, the Fund recorded positive performance. The continued growth in cloud computing services boosted companies specializing in this area, generally improving their profit margins. Additionally, the increasing adoption of artificial intelligence and machine learning technologies across various industries led to higher demand for specialized hardware and software, benefiting companies in the Fund's Reference Index. Lastly, ongoing digital transformation efforts by businesses resulted in increased spending on IT infrastructure and services, positively impacting the Fund's holdings in enterprise software and IT consulting firms. These drivers collectively enabled the Fund to capitalize on industry trends that drive innovation and growth and contributed to the Fund’s positive performance during the reporting period. However, the Fund’s covered call strategy capped some potential upside participation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Information Technology Covered Call & Growth ETF - $15776	S&P 500 Index (TR)* - $14878	Cboe S&P Technology Select Sector Half BuyWrite Index - $16039	Information Technology Select Sector Index (TR) (USD) - $16058
Nov/22	$10000	$10000	$10000	$10000
Oct/23	$12327	$10780	$12397	$12684
Oct/24	$15776	$14878	$16039	$16058

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Information Technology Covered Call & Growth ETF	27.98%	26.41%
S&P 500 Index (TR)*	38.02%	22.66%
Cboe S&P Technology Select Sector Half BuyWrite Index	29.38%	27.49%
Information Technology Select Sector Index (TR) (USD)	36.68%	32.69%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 8,414,315
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 36,462
InvestmentCompanyPortfolioTurnover	22.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,414,315	71	$36,462	22.38%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.5%
Information Technology	46.4%
Exchange Traded Funds	54.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Technology Select Sector SPDR Fund	54.0%
Apple	6.9%
NVIDIA	6.5%
Microsoft	6.1%
Broadcom	2.1%
Salesforce	1.5%
Oracle	1.4%
Advanced Micro Devices	1.2%
Cisco Systems	1.2%
Accenture PLC, Cl A	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/tylg/
C000240938
Shareholder Report [Line Items]
Fund Name	Global X Nasdaq 100 ESG Covered Call ETF
Class Name	Global X Nasdaq 100 ESG Covered Call ETF
Trading Symbol	QYLE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Nasdaq 100 ESG Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qyle/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qyle/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq 100 ESG Covered Call ETF	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 ESG BuyWrite Index (USD) (TR) (“Secondary Index”).

The Secondary Index seeks to provide long exposure to an equity portfolio that applies a set of specific environmental, social and governance (“ESG”) criteria as part of its security selection process, while also selling call options generally associated with such exposure.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 22.73%, while the Secondary Index increased 23.97%. The Fund had a net asset value of $24.77 per share on October 31, 2023 and ended the reporting period with a net asset value of $27.10 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Broadcom Inc., which returned 225.65% and 104.86% respectively. The worst performers were Walgreens Boots Alliance, Inc. and Dollar Tree, Inc., which returned -45.16% and -41.81%, respectively.

The Fund recorded positive returns during the reporting period, driven by the option premiums attained operating its covered call strategy. The Nasdaq-100 ESG Index (“Reference Index”) experienced positive performance due to strong returns of constituents in the semiconductor industry, particularly from those exposed to artificial intelligence and data center growth. Additionally, robust consumer demand for electronics and gaming devices boosted sales for companies in the Reference Index. Constituents in the Reference Index also benefitted from healthy IT budgets, which supported demand for software and services. Despite an overall positive performance recorded by the Reference Index, various market factors led to increased volatility. Geopolitical tensions created uncertainties around trade policies, market access, and global prosperity. Inflationary pressures and changing interest rates also resulted in volatility. Lastly, the U.S. Presidential Election generated uncertainty in the financial markets during the reporting period, particularly within key industries and companies that have an emphasis on ESG efforts. This heightened volatility in the Reference Index during the reporting period helped drive the value of option premiums attained by the Fund, which contributed to the Fund’s overall positive performance. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 60.86% and Communication Services at 11.85%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Nasdaq 100 ESG Covered Call ETF - $13460	S&P 500 Index (TR)* - $14639	NASDAQ -100 Index (USD) - $16720	NASDAQ -100 ESG BuyWrite Index (USD) (TR) - $13530
Feb/23	$10000	$10000	$10000	$10000
Oct/23	$10967	$10606	$12013	$10953
Oct/24	$13460	$14639	$16720	$13530

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Nasdaq 100 ESG Covered Call ETF	22.73%	19.18%
S&P 500 Index (TR)*	38.02%	25.24%
NASDAQ -100 Index (USD)	39.19%	35.47%
NASDAQ -100 ESG BuyWrite Index (USD) (TR)	23.97%	19.55%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,522,684
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 16,233
InvestmentCompanyPortfolioTurnover	15.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,522,684	95	$16,233	15.87%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-1.2%
Real Estate	0.2%
Utilities	0.3%
Financials	0.6%
Materials	2.2%
Industrials	4.0%
Consumer Staples	4.7%
Health Care	5.9%
Consumer Discretionary	10.3%
Communication Services	12.1%
Information Technology	60.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.4%
Apple	10.4%
Microsoft	10.2%
Broadcom	5.6%
Amazon.com	2.7%
Netflix	2.7%
Tesla	2.4%
Linde PLC	2.2%
Advanced Micro Devices	2.1%
Cisco Systems	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qyle/
C000240946
Shareholder Report [Line Items]
Fund Name	Global X S&P 500 ESG Covered Call ETF
Class Name	Global X S&P 500 ESG Covered Call ETF
Trading Symbol	XYLE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500 ESG Covered Call ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xyle. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xyle
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 ESG Covered Call ETF	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 ESG BuyWrite Index (USD) (TR) (“Secondary Index”).

The Secondary Index seeks to provide long exposure to an equity portfolio that applies a set of specific environmental, social and governance (“ESG”) criteria as part of its security selection process, while also “writing” (selling) call options generally associated with such exposure.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 19.16%, while the Secondary Index increased 19.69%. The Fund had a net asset value of $23.79 per share on October 31, 2023 and ended the reporting period with a net asset value of $26.31 on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10% respectively. The worst performers were Walgreens Boots Alliance, Inc. and Humana Inc., which returned -51.75% and -50.29%, respectively.

The Fund recorded positive returns during the reporting period, driven by the option premiums attained operating its covered call strategy. The S&P 500 ESG Index (“Reference Index”) experienced fluctuations influenced by many macroeconomic factors such as interest rate changes and inflationary pressures. The U.S. Federal Reserve's pause on interest rate hikes followed by the subsequent decision to cut interest rates in September 2024 reduced pressure on companies across a variety of sectors, specifically those that are capital intensive. Additionally, the U.S. Presidential Election generated uncertainty in the financial markets during the reporting period. This heightened volatility in the Reference Index during the reporting period helped drive the value of option premiums attained by the Fund. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 33.32% and Financials at 13.20%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500 ESG Covered Call ETF - $12129	S&P 500 Index (TR) - $14639	Cboe S&P 500 ESG BuyWrite Index (USD) (TR) - $12258
Feb/23	$10000	$10000	$10000
Oct/23	$10179	$10606	$10242
Oct/24	$12129	$14639	$12258

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500 ESG Covered Call ETF	19.16%	12.08%
S&P 500 Index (TR)	38.02%	25.24%
Cboe S&P 500 ESG BuyWrite Index (USD) (TR)	19.69%	12.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,841,387
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 10,237
InvestmentCompanyPortfolioTurnover	13.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,841,387	315	$10,237	13.37%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.4%
Utilities	1.3%
Materials	2.4%
Real Estate	2.5%
Energy	4.1%
Consumer Staples	6.5%
Communication Services	7.5%
Consumer Discretionary	7.6%
Industrials	7.8%
Health Care	11.4%
Financials	14.5%
Information Technology	34.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	10.1%
NVIDIA	9.6%
Microsoft	8.9%
Alphabet, Cl A	2.9%
Alphabet, Cl C	2.4%
Tesla	2.0%
Eli Lilly	1.9%
JPMorgan Chase	1.8%
UnitedHealth Group	1.5%
Exxon Mobil	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xyle
C000243329
Shareholder Report [Line Items]
Fund Name	Global X Dow 30<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Covered Call & Growth ETF
Trading Symbol	DYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Dow 30® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call & Growth ETF	$53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe DJIA Half BuyWrite Index (TR) USD) (“Secondary Index”).

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying stocks of the DJIA Index (TR) (USD) (“Reference Index”) and “writes” (or sells) a succession of one-month at-the-money covered call options on the same. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby creating a partially covered call strategy.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 21.13%, while the Secondary Index increased 21.28%. The Fund had a net asset value of $24.20 per share on October 31, 2023 and ended the reporting period with a net asset value of $28.36 on October 31, 2024.

During the reporting period, the highest returns came from American Express Company and Goldman Sachs Group, Inc., which returned 87.16% and 75.21% respectively. The worst performers were Intel Corporation and NIKE, Inc., which returned -40.04% and -23.79%, respectively.

During the reporting period, the Fund recorded positive performance due to a variety of factors. Low unemployment rates boosted consumer confidence, resulting in increased spending, which in turn supported the financials of companies found in the Fund. The Federal Reserve's rate cut in September 2024 helped the broader market and improved investor sentiment. Additionally, underlying healthcare-related constituents in the Fund saw gains due to continued demand for medical services and pharmaceutical innovations. Technological advancements and increased digital transformation efforts directly benefited the Technology sector, which is well represented in the Fund. Similarly, the Industrials sector experienced growth due to increased infrastructure spending and manufacturing activity. These factors, combined with income from options premiums, contributed to the Fund’s overall positive returns during the reporting period, though the Fund's covered call strategy sacrificed potential upside participation in approximately 50% of the value of the securities in the Reference Index. During the reporting period, by sector, the Fund had the highest exposure to Financials at 22.29% and Information Technology at 19.26%. During the period, the Fund’s management fee reduced from 0.60% to 0.35%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Dow 30® Covered Call & Growth ETF - $11464	S&P 500 Index (TR)* - $12725	Cboe DJIA Half BuyWrite Index (TR) (USD) - $11484	DJIA Index (TR) (USD) - $12082
Jul/23	$10000	$10000	$10000	$10000
Oct/23	$9465	$9220	$9469	$9377
Oct/24	$11464	$12725	$11484	$12082

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Dow 30® Covered Call & Growth ETF	21.13%	11.35%
S&P 500 Index (TR)*	38.02%	20.87%
Cboe DJIA Half BuyWrite Index (TR) (USD)	21.28%	11.50%
DJIA Index (TR) (USD)	28.85%	16.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,984,919
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 11,092
InvestmentCompanyPortfolioTurnover	6.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,984,919	31	$11,092	6.08%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.7%
Materials	0.8%
Communication Services	2.2%
Energy	2.4%
Consumer Staples	4.9%
Industrials	13.6%
Consumer Discretionary	15.0%
Health Care	18.1%
Information Technology	19.1%
Financials	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
UnitedHealth Group	8.9%
Goldman Sachs Group	8.2%
Microsoft	6.4%
Home Depot	6.2%
Caterpillar	6.0%
Amgen	5.1%
McDonald's	4.6%
Salesforce	4.6%
Visa, Cl A	4.6%
American Express	4.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://www.globalxetfs.com/funds/dylg or upon request at 1-888-493-8631.

Effective April 11, 2024, the Supervision and Administration Fee for the Global X Dow 30® Covered Call & Growth ETF was reduced to 0.35%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dylg/
C000245111
Shareholder Report [Line Items]
Fund Name	Global X MSCI Emerging Markets Covered Call ETF
Class Name	Global X MSCI Emerging Markets Covered Call ETF
Trading Symbol	EMCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Emerging Markets Covered Call ETF (the "Fund") for the period from November 7, 2023 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/emcc/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/emcc/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Global X MSCI Emerging Markets Covered Call ETF	$53	0.51%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe MSCI Emerging Markets IMI BuyWrite Index (NR) (USD) ("Secondary Index").

The Secondary Index measures the performance of a theoretical portfolio that takes a long position in the MSCI Emerging Markets Investable Market Index (“IMI”) (the “Reference Index”) and “writes” (sells) a series of short call options on the iShares Core MSCI Emerging Markets ETF (the “Reference Fund”), as defined by Cboe, the provider of the Secondary Index. Call options on the Reference Fund are held until the day prior to expiration (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a theoretical price, as defined by Cboe, the provider of the Secondary Index. The Reference Index is an equity benchmark designed to track the performance of large-, mid-, and small-capitalization companies across emerging market countries, as defined by MSCI, the provider of the Reference Index.

Since November 8, 2023 (the “reporting period”), the Fund increased 10.30%, while the Secondary Index increased 19.14%. The Fund had a net asset value of $24.56 per share on November 8, 2023, and ended the reporting period with a net asset value of $24.80 on October 31, 2024.

During the reporting period, the highest return came from the iShares Core MSCI Emerging Markets ETF, which returned 18.19%.

During the reporting period, the Fund recorded positive performance driven by the option premiums attained operating its covered call strategy. Many emerging market economies showed resilience and growth, particularly in the Technology and Consumer Discretionary sectors. Some technology companies, which are well represented in the Reference Index, saw strong demand for chips used in artificial intelligence applications. Some consumer discretionary companies, also well represented in the Reference Index, benefited from growing e-commerce activity. Geopolitical tensions introduced uncertainty around trade policies, market access, and global prosperity, which resulted in heightened volatility during the reporting period, and helped increase the amount of option premiums attained by the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Emerging Markets Covered Call ETF - $11030	MSCI Emerging Markets Index (Net) (USD) - $11936	Cboe MSCI Emerging Markets IMI Buywrite Index (NR) (USD) - $11182
Nov/23	$10000	$10000	$10000
Nov/23	$10087	$10287	$10193
Dec/23	$10332	$10689	$10477
Jan/24	$9993	$10192	$10134
Feb/24	$10165	$10677	$10371
Mar/24	$10309	$10942	$10468
Apr/24	$10357	$10991	$10615
May/24	$10108	$11053	$10185
Jun/24	$10447	$11489	$10632
Jul/24	$10638	$11523	$10762
Aug/24	$10824	$11709	$11024
Sep/24	$11038	$12491	$11342
Oct/24	$11030	$11936	$11182

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X MSCI Emerging Markets Covered Call ETF	10.30%
MSCI Emerging Markets Index (Net) (USD)	19.36%
Cboe MSCI Emerging Markets IMI Buywrite Index (NR) (USD)	11.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,983,606
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 8,180
InvestmentCompanyPortfolioTurnover	7.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,983,606	2	$8,180	7.45%

Holdings [Text Block]

 Asset WeightingsFootnote Reference*

Value	Value
Written Options	-0.5%
Exchange Traded Fund	100.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
iShares Core MSCI Emerging Markets ETF	100.2%
Written Option - iShares Core MSCI Emerging Markets ETF, $57, 11/15/24	-0.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/emcc/
C000249080
Shareholder Report [Line Items]
Fund Name	Global X S&P 500 Quality Dividend Covered Call ETF
Class Name	Global X S&P 500 Quality Dividend Covered Call ETF
Trading Symbol	QDCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500 Quality Dividend Covered Call ETF (the "Fund") for the period from May 7, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdcc/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qdcc/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Global X S&P 500 Quality Dividend Covered Call ETF	$18	0.35%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe QDIV ATM BuyWrite Index (TR) (USD) ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a theoretical portfolio that takes a long position in the Global X S&P 500 Quality Dividend ETF (Ticker: QDIV) (“Reference Fund”), an affiliate of the Fund, and writes (or sells) a succession of at-the-money (“ATM”) call options with monthly expirations on the Reference Fund. The covered call options on the Reference Fund are held until the day prior to expiration (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a theoretical price, as defined by Cboe, the provider of the Secondary Index. The Reference Fund seeks to track the performance of high-quality dividend-paying companies within the S&P 500.

Since May 7, 2024 (the "reporting period"), the Fund increased 6.68%, while the Secondary Index decreased 0.44%. The Fund had a net asset value of $25.06 per share on May 7, 2024, and ended the reporting period with a net asset value of $25.67 on October 31, 2024.

During the reporting period, the Global X S&P 500 Quality Dividend ETF returned 8.27%.

During the reporting period, the Fund recorded positive performance driven by the option premiums collected from the ATM covered call strategy. Declining inflation and modest economic growth bolstered the performance of many underlying constituents. Additionally, the growing prevalence of artificial intelligence served as a catalyst for underlying constituents, particularly in the Technology sector. However, the upward movements of the Secondary Index did not directly translate into the positive performance of the Fund due to the nature of the covered call strategy.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500 Quality Dividend Covered Call ETF - $10668	S&P 500 Index (TR) - $11072	Cboe QDIV ATM BuyWrite Index (TR) (USD) - $9956
May/24	$10000	$10000	$10000
May/24	$9891	$10187	$9999
Jun/24	$9871	$10552	$9874
Jul/24	$10049	$10681	$9891
Aug/24	$10308	$10940	$10147
Sep/24	$10349	$11173	$10151
Oct/24	$10668	$11072	$9956

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X S&P 500 Quality Dividend Covered Call ETF	6.68%
S&P 500 Index (TR)	10.72%
Cboe QDIV ATM BuyWrite Index (TR) (USD)	-0.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,026,984
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 3,741
InvestmentCompanyPortfolioTurnover	3.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,026,984	2	$3,741	3.19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-0.5%
Exchange Traded Funds	100.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X S&P 500 Quality Dividend ETFFootnote Reference**	100.4%
Written Option - Global X S&P 500 Quality Dividend ETF, $37, 11/15/24	-0.5%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qdcc/
C000249082
Shareholder Report [Line Items]
Fund Name	Global X MLP & Energy Infrastructure Covered Call ETF
Class Name	Global X MLP & Energy Infrastructure Covered Call ETF
Trading Symbol	MLPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MLP & Energy Infrastructure Covered Call ETF (the "Fund") for the period from May 7, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpd/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Global X MLP & Energy Infrastructure Covered Call ETF	$30	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe MLPX ATM BuyWrite Index (TR) (USD) ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a theoretical portfolio that takes a long position in the Global X MLP & Energy Infrastructure ETF (Ticker: MLPX) (“Reference Fund”), an affiliate of the Fund, and “writes” (or sells) a succession of at-the-money (“ATM”) call options with monthly expirations on the Reference Fund. The covered call options on the Reference Fund are held until the day prior to expiration (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a theoretical price, as defined by Cboe, the provider of the Secondary Index. The Reference Fund seeks to track the performance of the underlying Energy Infrastructure sector.

Since May 7, 2024 (the “reporting period”), the Fund increased 7.09%, while the Secondary Index increased 3.37% . The Fund had a net asset value of $24.95 per share on May 7, 2024, and ended the reporting period with a net asset value of $25.50 on October 31, 2024.

During the reporting period, the Fund’s only equity holding, the Global X MLP & Energy Infrastructure ETF, returned 18.15%.

During the reporting period, the Fund recorded positive performance driven by the premiums attained from the ATM covered call strategy. Strong production growth in U.S. oil and natural gas was a primary driver of the Secondary Index's returns, as many of the midstream energy infrastructure companies benefited from increased volumes transported through their pipelines and processing facilities. As a result, many of these companies were able to increase their cash distributions to unitholders, enhancing their total returns. Additionally, some energy infrastructure corporations completed accretive acquisitions or growth projects that expanded their asset bases and cash flow generation. While the Fund posted positive absolute returns, it underperformed the Reference Fund due to the strong performance and relatively low volatility in the midstream sector during the reporting period, which limited the benefit of the covered call strategy.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MLP & Energy Infrastructure Covered Call ETF - $10709	S&P 500 Index (TR) - $11072	Cboe MLPX ATM BuyWrite Index (TR) (USD) - $10337
May/24	$10000	$10000	$10000
May/24	$10062	$10187	$9950
Jun/24	$10201	$10552	$10102
Jul/24	$10354	$10681	$10243
Aug/24	$10528	$10940	$10339
Sep/24	$10625	$11173	$10352
Oct/24	$10709	$11072	$10337

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X MLP & Energy Infrastructure Covered Call ETF	7.09%
S&P 500 Index (TR)	10.72%
Cboe MLPX ATM BuyWrite Index (TR) (USD)	3.37%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,550,456
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 7,282
InvestmentCompanyPortfolioTurnover	2.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,550,456	2	$7,282	2.51%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-0.6%
Exchange Traded Funds	100.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X MLP & Energy Infrastructure ETFFootnote Reference**	100.5%
Written Option - Global X MLP & Energy Infrastructure ETF, $57, 11/15/24	-0.6%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpd/